Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	$ 28,349	$ (4,141)	$ (20,242)
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	(1,021)	(192)	1,077
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	21,783	(2,131)	(13,624)
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	4,282	(643)	(3,621)
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion)	$ 3,305	$ (1,175)	$ (4,074)